Other Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other assets	$ 3,330	$ 2,060
Other assets current	1,777	1,573
Other assets non current	1,553	487
Other liabilites	4,973	4,025
Other liabilites current	3,001	1,875
Other liabilites non current	1,972	2,150
Obligations Arising From Divestments [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	1,355	1,106
Contractual Retentions [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	601	521
Advances From Customers [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	906	606
Provisions For Environmental Expenses And Fines [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	674	568
Other Taxes [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	293	143
Unclaimed Dividends [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	241	81
Derivatives Transactions [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	147	282
Various Creditors [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	95	84
Otherses [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	661	634
Escrow Account Collateral [Member]
IfrsStatementLineItems [Line Items]
Other assets	1,087	961
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Other assets	1,561	308
Prepaid Expenses [Member]
IfrsStatementLineItems [Line Items]
Other assets	363	297
Derivatives Transactions [Member]
IfrsStatementLineItems [Line Items]
Other assets	54	31
Assets Related To E And P Partnerships [Member]
IfrsStatementLineItems [Line Items]
Other assets	71	262
Others [Member]
IfrsStatementLineItems [Line Items]
Other assets	$ 194	$ 201